Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Accounts payable	$ 2,438	$ 1,830
Bank overdrafts and cash pooling	6	30
Repurchase agreements	2,208	1,850
Accrued expenses and taxes	3,723	3,251
Credit facilities	338	73
Borrowed funds	401	320
Senior financing	0	1,967
Accrued post-retirement benefit liability	625	675
Secured borrowings from mortgage securitization	1,912	1,715
Lease liabilities	864	902
Other financial liabilities	1,136	956
Deferred payments liability	382	438
Other	825	930
Total other liabilities	14,858	14,937
Borrowed Funds
Disclosure of detailed information about borrowings [line items]
Net cash flow changes	81	132
Foreign exchange rate movements	$ 1	0
Variable Principal Floating Rate Certificate
Disclosure of detailed information about borrowings [line items]
Foreign exchange rate movements		$ (99)